Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 12,888,000	Royalties	GHANA	Minerals Income Investment Fund	Asanko Gold Mine	Gold	Open Pit
#: 2
	752,000	Royalties	GHANA	Register General Department	Asanko Gold Mine	Gold	Open Pit
#: 3
	260,000	Taxes	GHANA	Ghana Revenue Authority	Asanko Gold Mine	Gold	Open Pit
#: 4
	1,594,000	Taxes	GHANA	Ghana Revenue Authority	Galiano Gold Inc	Gold	Open Pit
#: 5
	1,162,000	Royalties	GHANA	Ghana Revenue Authority	Asanko Gold Mine	Gold	Open Pit
#: 6
	2,257,000	Fees	GHANA	Minerals Commission	Asanko Gold Mine	Gold	Open Pit
#: 7
	74,000	Fees	GHANA	Ministry of Lands and Natural Resources Department Administrator of Stool Lands	Asanko Gold Mine	Gold	Open Pit
#: 8
	187,000	Infrastructure	GHANA	Kwabenaso Community	Asanko Gold Mine	Gold	Open Pit
#: 9
	115,000	Infrastructure	GHANA	Kumpese Community	Asanko Gold Mine	Gold	Open Pit
#: 10
	$ 162,000	Infrastructure	GHANA	Asuadai Community	Asanko Gold Mine	Gold	Open Pit